Note 35 - Fee and commission income and expenses - Fee And Commission Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fee And Commission Income Expenses
Bills receivables	€ 19	€ 23
Current Accounts	232	223
Credit and Debit Cards	1,538	1,382
checks	100	92
Transfers and other payment orders Income	319	295
Insurance product commissions	87	96
Commitment fees	60	117
Contingent risks	196	195
Asset Management	511	518
Securities fees	158	192
Custody securities	59	62
Other fee and commission income	381	357
Total Fee And Commission Income	€ 3,661	€ 3,553